Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses
Management and directors fees	$ 135,000	$ 120,000	$ 120,000
Consolidated Statements of Operations
Operating expenses
Consulting services	70,849
General and administrative	53,686
Management and directors fees	135,000
Mineral properties	10,987
Professional fees	77,495
Total operating expenses	348,017
Operating loss	(348,017)
Other income (expense)
Gain on forgiveness of debt
Loss on change in fair value of derivative liabilities	(202,193)
Accretion and interest expense	(166,733)
Total other income (expense)	(368,926)
Net loss	$ (716,943)
Net loss per share - basic and diluted	$ 0.00
Weighted average shares outstanding	241,823,423
As restated - Note 12
Operating expenses
Consulting services		197,131	22,000
General and administrative		51,204	48,269
Management and directors fees		120,000	120,000
Mineral properties		12,129	4,445
Professional fees		102,027	32,609
Total operating expenses		482,491	227,323
Operating loss		(482,491)	(227,323)
Other income (expense)
Gain on forgiveness of debt		65,000
Loss on change in fair value of derivative liabilities		(82,138)	(168,930)
Accretion and interest expense		(309,081)	(127,531)
Total other income (expense)		(326,219)	(296,461)
Net loss		$ (808,710)	$ (523,784)
Net loss per share - basic and diluted		$ 0.00	$ 0.00
Weighted average shares outstanding		171,960,998	111,722,313